FIRST AMERICAN FUNDS, INC.
800 Nicollet Mall
Minneapolis, MN 55402
November 1, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506
Re:	First American Funds, Inc. (the “Registrant”) File Nos. 002-74747 and 811-03313
To Whom It May Concern:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 64, filed electronically on October 29, 2010).

Sincerely,
/s/ Richard J. Ertel
Richard J. Ertel
Assistant Secretary